Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 19 - Subsequent Events

On February 21, 2023, the Company entered into a securities purchase agreement with nine individual purchasers, pursuant to which the Company agreed to sell an aggregate of 1,000,000 common shares at a price of $2.80 per share for aggregate gross proceeds of $2,800,000. The transaction was closed on March 22, 2023.